BASIS OF PREPARATION (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 29, 2019 USD ($)	Dec. 31, 2019 £ / $ Y	Dec. 31, 2019 € / $ Y	Dec. 31, 2019 SFr / $ Y	Dec. 31, 2019 USD ($) Y	Dec. 31, 2018 £ / $	Dec. 31, 2018 £ / $ € / $	Dec. 31, 2018 £ / $ SFr / $	Dec. 31, 2018 USD ($) £ / $	Dec. 31, 2017 £ / $	Dec. 31, 2017 £ / $ € / $	Dec. 31, 2017 £ / $ SFr / $	Dec. 31, 2017 USD ($) £ / $	Dec. 31, 2019 £ / $	Dec. 31, 2019 € / $	Dec. 31, 2019 SFr / $	Dec. 31, 2019 USD ($)	Dec. 31, 2018 € / $	Dec. 31, 2018 SFr / $	Dec. 31, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2017 € / $	Dec. 31, 2017 SFr / $	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed informations about basis of preparation [line items]
Total liquidity																	$ 1,300
Net cash and cash equivalents																	257				$ 333			$ 155	$ 38
Undrawn committed borrowing facilities																	1,000
Minimum number of years of continued operational existence | Y		3	3	3	3
Impact of applying initial application of new standard
Depreciation of right-of-use assets	$ 50				$ 50
Bank borrowings	18				7				$ 11				$ 11
Private placement notes	41				41				38				38
Lease liability	6				6
Total interest expense	$ 65				$ 65				$ 59				$ 57
Lease liabilities																	(170)
Exchange rates
Average rates		1.28	1.12	1.01		1.33	1.18	1.02		1.29	1.13	1.02
Year end rates						1.28	1.28	1.28	1.28	1.35	1.35	1.35	1.35	1.32	1.12	1.04		1.14	1.02			1.20	1.02
IFRS 16
Impact of applying initial application of new standard
Right-of-use assets presented in property, plant and equipment																					159
Rent-free period accrual presented in trade and other payables																					5
Operating lease commitment at 31 December 2018																					(218)
Non-lease components																					28
Short-term exemption availed of on transition																					2
Impact of discounting lease payments																					24
Lease liabilities																	(170)				(164)
Weighted-average rate applied in discounting lease payments to lease liabilities																				3.60%
Committed facilities
Disclosure of detailed informations about basis of preparation [line items]
Committed facilities																	2,851				$ 2,400
Senior Notes and Floating Rate Senior Notes Maturing November 2019
Disclosure of detailed informations about basis of preparation [line items]
Amount contracted																	$ 75